Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign source component of income (loss) before taxes
Total US	$ (5,810)	$ (2,951)	$ (28,647)	$ (37,669)	$ (68,897)
Total Foreign	7,440	3,356	20,967	20,125	25,814
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Current
Federal			(42)	(1,742)	214
State			147	(37)	326
Foreign	(1,008)		4,795	6,532	6,083
Total Current			4,900	4,753	6,623
Deferred
Federal			344	301	1,141
State			(98)	24	308
Foreign			121	1,015	2,320
Total Deferred			367	1,340	3,769
Total	1,378	1,060	5,267	6,093	10,392
Reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate
Federal tax rate			(2,688)	(6,141)	(15,079)
State and local income taxes, net of federal income tax benefits			(695)	(1,474)	(494)
Foreign income taxed at different rate to US			(483)	(8,698)	(6,226)
Change in valuation allowance			9,891	17,800	22,369
Adjustment to deferreds			(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday			4,593	10,034	5,469
Credits and tax holidays			(6,378)	(1,227)	(312)
Reserve for uncertain tax positions			1,307	(1,897)	1,009
Permanent items			1,410	(1,214)	626
Foreign inclusions			2,192	1,337	1,161
Other differences			249	357	216
Total	1,378	1,060	5,267	6,093	10,392
Deferred tax assets:
Accruals, allowances, and reserves			8,810	10,391
Tax credits			11,387	5,752
Loss carryforwards			21,386	25,266
Tangibles/Intangibles			8,902	7,416
Payables/Receivables			29,737	25,964
Market leases			590	717
Other			237	162
Total			81,049	75,668
Valuation allowance			(68,205)	(58,314)
Total deferred tax assets			12,844	17,354
Deferred tax liabilities:
Intangible assets			16,494	20,655
Total deferred tax liabilities			16,494	20,655
Net deferred tax assets (liabilities)			$ (3,650)	$ (3,301)